Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Other financial assets	$ 36,319	$ 7,488
Foreign currency derivatives (Note 24)		982
Foreign currency derivatives [member]
Statement Line Items [Line Items]
Foreign currency derivatives (Note 24)	0	900
Carrying value [member]
Statement Line Items [Line Items]
Trade receivables		1,182
Other financial assets	36,319	6,506
Carrying value [member] | Foreign currency derivatives [member]
Statement Line Items [Line Items]
Foreign currency derivatives (Note 24)		982
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Trade receivables
Other financial assets	30,996	6,506
Level 1 of fair value hierarchy [member] | Foreign currency derivatives [member]
Statement Line Items [Line Items]
Foreign currency derivatives (Note 24)		982
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Trade receivables		1,182
Other financial assets	5,323
Level 2 of fair value hierarchy [member] | Foreign currency derivatives [member]
Statement Line Items [Line Items]
Foreign currency derivatives (Note 24)